Revenue	12 Months Ended
Dec. 31, 2019
Revenue [Abstract]
Revenue
29.	REVENUE

Starting from 2018

	Year Ended December 31
	2018	2019
	NT$	NT$
	(In Millions)
Revenue from contracts with customers	$214,461	$206,360
Other revenues
Rental income	640	818
Other	382	342
	1,022	1,160
Total	$215,483	$207,520

The information of performance obligations in customer contracts, please refer to Note 3 Summary of

Significant Accounting Policies for details.

a.	Disaggregation of revenue

2018

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Main Products and Service Revenues
Mobile services revenue	$—	$63,906	$—	$—	$—	$63,906
Sales of products	1,731	35,702	4	251	3,601	41,289
Local telephone and domestic long distance telephone services revenue	29,996	—	—	—	—	29,996
Broadband access and domestic leased line services revenue	22,453	—	—	—	—	22,453
Data Communications internet services revenue	—	—	21,137	—	—	21,137
International network and leased telephone services revenue	—	—	—	8,724	—	8,724
Others	11,923	1,269	8,509	4,449	806	26,956
	$66,103	$100,877	$29,650	$13,424	$4,407	$214,461

2019

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Main Products and Service Revenues
Mobile services revenue	$—	$58,703	$—	$—	$—	$58,703
Sales of products	1,957	35,545	41	265	3,785	41,593
Local telephone and domestic long distance telephone services revenue	27,929	—	—	—	—	27,929
Broadband access and domestic leased line services revenue	22,116	—	—	—	—	22,116
Data Communications internet services revenue	—	—	21,003	—	—	21,003
International network and leased telephone services revenue	—	—	—	7,066	—	7,066
Others	13,064	1,142	8,790	4,144	810	27,950
	$65,066	$95,390	$29,834	$11,475	$4,595	$206,360

b.	Contract balances

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Trade notes and accounts receivable (Note 10)	$30,076	$26,408
Contract assets
Products and service bundling	$7,123	$6,943
Other	109	116
Less : Loss allowance	(19)	(17)
	$7,213	$7,042
Current	$4,869	$4,441
Noncurrent	2,344	2,601
	$7,213	$7,042
Contract liabilities
Telecommunications business	$8,193	$12,772
Project business	4,508	10,360
Products and service bundling	106	39
Other	476	510
	$13,283	$23,681
Current	$10,688	$16,840
Noncurrent	2,595	6,841
	$13,283	$23,681

The changes in the contract asset and the contract liability balances primarily result from the timing difference between the satisfaction of performance obligations and the payments collected from customers.  Significant changes of contract assets and liabilities recognized resulting from product and service bundling were as follows:

	Year Ended December 31
	2018	2019
	NT$	NT$
	(In Millions)
Contract assets
Net increase of customer contracts	$4,126	$6,066
Reclassified to trade receivables	(7,532)	(6,405)
	$(3,406)	$(339)
Contract liabilities
Net increase of customer contracts	$16	$22
Recognized as revenues	(194)	(89)
	$(178)	$(67)

The Company applies the simplified approach to providing for expected credit losses prescribed by IFRS 9, which permits the use of lifetime expected loss provision for receivables.  Contract assets will be reclassified to trade receivables when the corresponding invoice is billed to the client. Contract assets have substantially the same risk characteristics as the trade receivables of the same types of contracts.  Therefore, the Company concluded that the expected loss rates for trade receivables can be applied to the contract assets.

Revenue recognized for the period that was included in the contract liability at the beginning of the period was as follows:

	Year Ended December 31
	2018	2019
	NT$	NT$
	(In Millions)
Telecommunications business	$7,157	$6,186
Project business	627	3,973
Others	324	404
	$8,108	$10,563

c.	Incremental costs of obtaining contracts
	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Noncurrent
Incremental costs of obtaining contracts	$1,335	$943

The Company considered the past experience and the default clauses in the telecommunications service contract and believes the commissions and equipment subsidy paid for obtaining contracts are expected to be recoverable; therefore, incremental costs of obtaining contracts are recognized as an asset.  Amortization expense of incremental costs of obtaining contracts for the years ended December 31, 2018 and 2019 were $1,941 million and $1,173 million, respectively.

d.	Remaining Performance Obligations

As of December 31, 2019, the aggregate amount of transaction price allocated to performance obligations for non-cancellable telecommunications service contracts that are unsatisfied is $35,634 million.  The Company recognizes revenue when service is provided over contract terms. The Company expects to recognize such revenue of $20,336 million, $11,971 million and $3,327 million in 2020, 2021 and 2022, respectively.  The variable consideration collected from customers on nonrecurring basis resulting from exceeded usage from monthly fee and revenue recognized for contracts that the Company has a right to consideration from customers in the amount corresponding directly with the value to the customers of the Company’s performance completed to date have been excluded from the disclosure of remaining performance obligations.

As of December 31, 2019, the aggregate amount of transaction price allocated to performance obligations for non-cancellable project business contracts that are unsatisfied is $23,159 million.  The Company recognizes revenues when the project business contract is completed and accepted by customers.  The Company expects to recognize such revenue of $14,183 million, $5,373 million and $3,603 million in 2020, 2021 and 2022, respectively.  Project business contracts whose expected duration are less than a year have been excluded from the aforementioned disclosure.